Segment and Customer Reporting (Tables)	12 Months Ended
Sep. 30, 2024
Segment And Customer Reporting
Schedule Of segment performance
	2024	2023
Large format batteries	42,970	42,168
Other	1,645	1,891
	44,615	44,059

Schedule Of Revenues
	2024	2023
Revenue with customers
Sale of batteries and battery systems	42,970	42,168
Sale of services	983	216
Grant income
Research grant	26	693
Others	636	982
	44,615	44,059

Schedule Of Revenues In geographical
	2024	2023
Canada	1,655	1,258
United States	42,784	42,351
Others	176	450
	44,615	44,059